Leases - Variable Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Total variable lease costs	$ 744
Selling, general, and administrative
Lessee, Lease, Description [Line Items]
Total variable lease costs	435
Research and development
Lessee, Lease, Description [Line Items]
Total variable lease costs	$ 309